Consolidated Balance Sheets (Parenthetical) - $ / shares	6 Months Ended	12 Months Ended
	Dec. 31, 2025	Jun. 30, 2025
Common stock, shares outstanding	14,510,658	14,230,658
Common Class A [Member]
Common stock, par value	$ 0	$ 0
Common stock, shares authorized unlimited	Unlimited	Unlimited
Common stock, shares issued	5,441,658	5,161,658
Common stock, shares outstanding	5,441,658	5,161,658
Common Class B [Member]
Common stock, par value	$ 0	$ 0
Common stock, shares authorized unlimited	Unlimited	Unlimited
Common stock, shares issued	9,069,000	9,069,000
Common stock, shares outstanding	9,069,000	9,069,000